Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	¥ (78,762)	$ (11,120)	¥ (190,183)	¥ (101,729)
Denominator:
Weighted average ordinary shares outstanding-basic	494,712,397	494,712,397	300,112,189	299,714,670
Weighted average ordinary shares outstanding-diluted	494,712,397	494,712,397	300,112,189	299,714,670
Loss per ordinary share basic | (per share)	¥ (0.16)	$ (0.02)	¥ (0.63)	¥ (0.34)
Loss per ordinary share diluted | (per share)	¥ (0.16)	$ (0.02)	¥ (0.63)	¥ (0.34)